Income Taxes - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Other taxes	$ 13	$ 9	$ 11
Current income tax	434	374	(164)
Deferred
Deferred corporate income tax	(895)	540	586
Deferred income tax	(894)	557	640
Income tax (recovery) expense	(460)	931	476
North America
Current
Current corporate income tax	354	312	(145)
North Sea
Current
Current corporate income tax	112	28	57
Current PRT - North Sea	(89)	(29)	(132)
Deferred
Deferred PRT - North Sea	1	17	54
Offshore Africa
Current
Current corporate income tax	$ 44	$ 54	$ 45